leases (Tables)	6 Months Ended
Jun. 30, 2023
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

		Three months		Six months
Periods ended June 30 (millions)	Note	2023	2022	2023	2022
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$5	$5	$9	$9
Other sublet revenue included in other income	7	$2	$2	$3	$3
Lease payments		$159	$143	$319	$282